Warrants - Fair Value of Warrant Liabilities (Details) - Level 3 - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2022
Statement [Line Items]
Beginning balance	$ 6,235	$ 1,749	$ 5,307	$ 5,303	$ 5,303
Change in fair value	(2,297)	(1,731)	(162)	120
Warrants assumed in the Business Combination		7,111
Settlement of put option		(427)
Contingent put option			4,787
Exercised		(649)	(101)
Foreign currency translation	(19)	182	(103)	(116)
Ending balance	$ 3,919	$ 6,235	$ 9,728	$ 5,307	$ 1,749